7. INCOME TAX AND SOCIAL CONTRIBUTION (Details Narrative)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income tax rate	25.00%
Social Contribution Rate	9.00%
Aggregate Nominal Tax Rate	34.00%